Segmented Information - Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Segment Reporting [Abstract]
Unadjusted gross profit	$ 123,518	$ 119,873	$ 131,166
Inventory provisions	(3,151)	(3,010)	(2,763)
Other unallocated costs	(2,551)	(2,801)	(2,527)
Adjustment of intercompany profit	(11)	605	298
Adjusted gross profit	$ 117,805	$ 114,667	$ 126,174